Federal Income Tax Status	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Tax Status [Line Items]
Federal Income Tax Status	Federal Income Tax Status
The IRS has determined and informed the Company by a letter dated September 25, 2013, that the Plan is designed in accordance with applicable sections of the IRC. The Plan has been amended since receiving the determination letter, however, the Company and the Plan’s management believe that the Plan is currently operated in compliance with the applicable requirements of the IRC and that the Plan continues to be qualified and the related trust continues to be tax-exempt. Therefore, no provision for income taxes has been included in the Plan’s financial statements.